Taxation - NOL (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
State Administration of Taxation, China
Taxation
Loss expiring in 2024	¥ 2,045,428
Loss expiring in 2025	3,860,354
Loss expiring in 2026	2,380,002
Loss expiring in 2027	9,180,600
Loss expiring in 2028	14,701,895
Loss expiring in 2029	5,334,423
Loss expiring in 2030	156,199
Loss expiring in 2031	4,833,296
Loss expiring in 2032	7,153,295
Loss expiring in 2033	11,686,298
Operating Loss Carryforwards, Total	¥ 61,331,790
State Administration of Taxation, China | Minimum
Taxation
Operating loss carryforward expiration period	1 year
State Administration of Taxation, China | Maximum
Taxation
Operating loss carryforward expiration period	10 years
Hong Kong
Taxation
Tax losses carried forward indefinitely	¥ 3,178,917
Internal Revenue Service - United States
Taxation
Tax losses carried forward indefinitely	1,866,675
Loss expiring in fourteen years	4,323
Loss expiring in fifteen years	¥ 593,406